Shareholder Report, Holdings (Details) - C000243319	Jun. 30, 2026
46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
808524797 | Schwab US Dividend Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
91282CLH2 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	9.30%
09789C788 | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
912797TF4 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.40%
92206C680 | Vanguard Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
912797UH8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.30%
09661T107 | BNY Mellon US Large Cap Core Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.10%
U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	68.90%